     [LOGO]           United of
Mutual of Omaha       Omaha

February 20, 2004

Dear Policy Owner;

We are pleased to provide you with semiannual financial reports from the fund companies you were invested in on December 31, 2003 for your Ultra Variable Life universal life insurance policy.

The reports detail the present financial condition and overall performances of all the various fund families, so we encourage you to review yours carefully.

The following eight fund companies offer subaccounts in the Ultra Variable Life universal life insurance policy:

..   Fred Alger Management                   .   Van Kampen
..   Federated Investors                     .   Scudder Investments, Inc.
..   Fidelity Investments                    .   T. Rowe Price
..   Massachusetts Financial Services        .   Pioneer Investments
    (MFS)

If you wish to make additional investments, simply contact your registered representative. And if you have any questions concerning your policy, please call our Variable Product Services at 1-800-238-9354.

Again, thank you for choosing United of Omaha Life Insurance Company. It is a pleasure to serve you.

Sincerely,

/s/ Steve Laune
Vice President, Customer Service Operations
United of Omaha Life Insurance Company

The following documents accompanied this letter to policy owners and are hereby incorporated by reference:

1. The report of The Alger American Fund, dated December 31, 2003, that was filed with the Securities and Exchange Commission (the "Commission") on March 3, 2004 (File No. 811-05550).

2. The report of the Federated Insurance Series, dated December 31, 2003, that was filed with the Commission on March 2, 2004 (File No. 811-08042).

3. The report of the Fidelity Variable Insurance Products Fund II, dated December 31, 2003, that was filed with the Commission on February 27, 2004 (File No. 811-05511).

4. The report of the MFS Variable Insurance Trust, dated December 31, 2003, that was filed with the Commission on March 5, 2004 (File No. 811-08326).

5. The report of Universal Institutional Funds, Inc., dated December 31, 2003, that was filed with the Commission on March 8, 2004 (File No. 811-07607).

6. The report of the Scudder Variable Series I, dated December 31, 2003, that was filed with the Commission on March 9, 2004 (File No. 811-04257).

7. The report of T. Rowe Price Equity Income Portfolio, dated December 31, 2003, that was filed with the Commission on March 3, 2004 (File No. 811-07143).

8. The report of T. Rowe Price Personal Strategy Balanced Fund, dated December 31, 2003, that was filed with the Commission on March 4, 2004 (File No. 811-07143).

9. The report of T. Rowe Price New American Growth Portfolio, dated December 31, 2003, that was filed with the Commission on March 1, 2004 (File No. 811-07143).

10. The report of T. Rowe Price Limited Term Bond Portfolio, dated December 31, 2003, that was filed with the Commission on March 2, 2004 (File No. 811-07153).

11. The report of T. Rowe Price International Stock Portfolio, dated December 31, 2003, that was filed with the Commission on March 2, 2004 (File No. 811-07145).

12. The report of Pioneer Variable Contracts Trust, dated December 31, 2003, that was filed with the Commission on March 5, 2004 (File No. 811-08786).

13. The reports of Scudder Investments VIT Funds, dated December 31, 2003, that were filed with the Commission on March 10, 2004 (File No. 811-07507).

    [LOGO]        United of
Mutual of Omaha   Omaha


February 20, 2004


Dear Policy Owner;

We are pleased to provide you with semiannual financial reports from the fund companies you were invested in on December 31, 2003 for your Ultra Variable Life universal life insurance policy.

The reports detail the present financial condition and overall performances of all the various fund families, so we encourage you to review yours carefully.

The following eight fund companies offer subaccounts in the Ultra Variable Life universal life insurance policy:

..   Fred Alger Management                       .   Van Kampen
..   Federated Investors                         .   Scudder Investments, Inc.
..   Fidelity Investments                        .   T. Rowe Price
..   Massachusetts Financial Services (MFS)      .   Pioneer Investments

If you wish to make additional investments, simply contact your registered representative. And if you have any questions concerning your policy, please call our Variable Product Services at 1-800-238-9354.

Again, thank you for choosing United of Omaha Life Insurance Company. It is a pleasure to serve you.

Sincerely,


/s/ Steve Laune

Vice President, Customer Service Operations
United of Omaha Life Insurance Company

The following documents accompanied this letter to policy owners and are hereby incorporated by reference:

1. The report of The Alger American Fund, dated December 31, 2003, that was filed with the Securities and Exchange Commission (the "Commission") on March 3, 2004 (File No. 811-05550).

2. The report of the Federated Insurance Series, dated December 31, 2003, that was filed with the Commission on March 2, 2004 (File No. 811-08042).

3. The report of the Fidelity Variable Insurance Products Fund II, dated December 31, 2003, that was filed with the Commission on February 27, 2004 (File No. 811-05511).

4. The report of the MFS Variable Insurance Trust, dated December 31, 2003, that was filed with the Commission on March 5, 2004 (File No. 811-08326).

5. The report of Universal Institutional Funds, Inc., dated December 31, 2003, that was filed with the Commission on March 8, 2004 (File No. 811-07607).

6. The report of the Scudder Variable Series I, dated December 31, 2003, that was filed with the Commission on March 9, 2004 (File No. 811-04257).

7. The report of T. Rowe Price Equity Income Portfolio, dated December 31, 2003, that was filed with the Commission on March 3, 2004 (File No. 811-07143).

8. The report of T. Rowe Price Personal Strategy Balanced Fund, dated December 31, 2003, that was filed with the Commission on March 4, 2004 (File No. 811-07143).

9. The report of T. Rowe Price New American Growth Portfolio, dated December 31, 2003, that was filed with the Commission on March 1, 2004 (File No. 811-07143).

10. The report of T. Rowe Price Limited Term Bond Portfolio, dated December 31, 2003, that was filed with the Commission on March 2, 2004 (File No. 811-07153).

11. The report of T. Rowe Price International Stock Portfolio, dated December 31, 2003, that was filed with the Commission on March 2, 2004 (File No. 811-07145).

12. The report of Pioneer Variable Contracts Trust, dated December 31, 2003, that was filed with the Commission on March 5, 2004 (File No. 811-08786).

13. The reports of Scudder Investments VIT Funds, dated December 31, 2003, that were filed with the Commission on March 10, 2004 (File No. 811-07507).